Shareholders' Equity - Schedule of Share Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Schedule of Share Option Activity [Abstract]
Number of shares upon exercise, Outstanding, Beginning balance | shares	631,675
Weighted average exercise price Outstanding, Beginning balance | $ / shares	$ 49.32
Weighted- average remaining contractual term (in years), Outstanding, Beginning balance	5 years 9 months 29 days
Aggregate intrinsic value Outstanding, Beginning balance | $	$ 1,039
Number of shares upon exercise, Granted | shares	65,036
Weighted average exercise price, Granted | $ / shares	$ 16.48
Number of shares upon exercise, Exercised | shares	(61,441)
Weighted average exercise price, Exercised | $ / shares	$ 11.63
Aggregate intrinsic value, Exercised | $	$ 1,069
Number of shares upon exercise, Forfeited | shares	(41,349)
Weighted average exercise price, Forfeited | $ / shares	$ 21.24
Number of shares upon exercise, Outstanding, Ending balance | shares	593,921
Weighted average exercise price, Outstanding, Ending balance | $ / shares	$ 46.95
Weighted- average remaining contractual term (in years), Outstanding, Ending balance	5 years 6 months 18 days
Aggregate intrinsic value, Outstanding, Ending balance | $	$ 4,516
Number of shares upon exercise, Exercisable | shares	421,971
Weighted average exercise price, Exercisable | $ / shares	$ 47.37
Weighted- average remaining contractual term (in years), Exercisable	4 years 4 months 13 days
Aggregate intrinsic value, Exercisable | $	$ 3,206